Fair Value of Financial Instruments - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers between Level 1 and Level 2	$ 0	$ 0	$ 0
Loans and Leases Receivable, Gross	1,805,949,000	1,805,949,000	1,711,972,000	1,359,799,000
Value of private placement			40,000,000
Private placement coupon rate			8.90%
Private placement coupon rate maturing year			2028
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	9,931,000	9,931,000	10,387,000	14,603,000
Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring				229,000
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases, sales, issuances, or settlements of assets or liabilities	0	0	0
Loans and Leases Receivable, Gross	1,805,949,000	1,805,949,000	1,711,972,000	1,359,799,000
Trust preferred security par value			1,000,000
Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	9,931,000	9,931,000	10,387,000	14,603,000
Financing receivable, allowance for credit losses, individually evaluated for impairment	856,000	856,000	1,700,000	2,100,000
Loans and Leases Receivable, Gross	10,800,000	10,800,000	12,100,000	16,700,000
Significant Unobservable Inputs (Level 3) [Member] | Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring			$ 0	$ 229,000
Properties written down	0	0	0	1